Leases (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2016
Leases Disclosure [Line Items]
Property, plant and equipment			$ 51,826	$ 48,901
Accumulated depreciation, depletion and amortization			23,352	22,595
Agreement with Lessor to Complete Construction and Lease Jones Act Compliant Offshore Wind Installation Vessel
Leases Disclosure [Line Items]
Requested cash draws from lessor to fund project costs			334
Required percentage payment for specific full recourse events	100.00%
Lease maturity term	2027-11
Lessor | Agreement with Lessor to Complete Construction and Lease Jones Act Compliant Offshore Wind Installation Vessel
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs	$ 550				$ 550
Lessor | New Corporate Office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs						$ 465	$ 365
Leasing arrangement, charge				62
Leasing arrangement, charge after tax				46
Lease effective termination date		2021-04
Power Purchase Arrangement [Member]
Leases Disclosure [Line Items]
Property, plant and equipment			183	1,200
Accumulated depreciation, depletion and amortization			0	106
Rental revenue			$ 16	$ 168	$ 175
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Revenues	Revenues	Revenues
Depreciation expense			$ 34	$ 110	$ 102